Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance Disclosure

As required by the SEC, the following table is intended to illustrate compensation “actually paid” to our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, in each case, as compared to (i) our cumulative total shareholder return (“TSR”) performance, (ii) our peer group TSR performance, (iii) net income, and (iv) FFO per diluted Share and Common OP Unit (“FFO”), the Company’s selected measure. Differences in our Summary Compensation Table amounts and compensation actually paid reflect changes in the fair value of equity awards, both outstanding and vested in each year, which take into account a discount for lack of marketability or illiquidity due to post-vesting restrictions and the future performance of the Company and relative performance indices based on Monte Carlo simulations for any market-based awards.

Year	Summary Compensation Total Table for CEO (1)	Compensation actually paid to CEO (1)	Average Summary Compensation Table Total for non-CEO NEOs (1)	Average Compensation Actually paid to non-CEO NEO (1)	Total Shareholder Return (2)	Peer Group Total Shareholder Return (3)	Net (Loss) Income (in 000’s)	FFO per diluted Share and Common OP Unit (4)

2022	$6,154,074	$(678,531)	$1,988,854	$462,800	$61.04	$104.46	$(65,251)	$1.02
2021	$5,645,279	$7,758,936	$1,881,322	$2,363,694	$88.66	$119.43	$26,123	$1.26
2020	$5,205,726	$(1,637,364)	$1,597,173	$206,492	$56.01	$72.36	$(65,718)	$1.24

(1)
Reflects compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for each relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Kenneth F. Bernstein	John Gottfried, Joseph Napolitano and Jason Blacksberg
2021	Kenneth F. Bernstein	Christopher Conlon (Former EVP and COO), John Gottfried, Joseph Napolitano and Jason Blacksberg
2020	Kenneth F. Bernstein	Christopher Conlon (Former EVP and COO), John Gottfried, Joseph Napolitano and Jason Blacksberg

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(5,294,636)	$(4,936,291)	$(4,496,888)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,878,642	6,018,436	2,275,170
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(4,015,377)	1,500,423	(3,172,811)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	50,948	42,518	(37,923)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(452,182)	(511,429)	(1,410,638)
Total Adjustments	$(6,832,605)	$2,113,657	$(6,843,090)

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2022	2021	2020

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,402,758)	$(1,331,090)	$(998,558)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	804,115	1,572,975	503,250
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(849,607)	328,809	(637,063)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	10,305	7,689	(6,480)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(88,110)	(96,011)	(251,829)
Total Adjustments	$(1,526,055)	$482,372	$(1,390,681)

(a)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable FY is inclusive of Elective LTIP Units under the Company’s Bonus Exchange Program
(b)
For performance-based LTIP Units, fair value reflects the achievement based on actual performance of the Company and indices through each fiscal year end as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent 3rd party, multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.
(c)
For the time-based LTIP units, fair value reflects stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.

The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

(2)
Based on a fixed investment of $100 on December 31, 2019 in the Company’s stock assuming reinvestment of dividends on the ex-dividend date.
(3)
Based on a fixed investment of $100 on December 31, 2019 in the Nareit Equity Shopping Centers Index, assuming reinvestment of dividends on the ex-dividend date.
(4)
FFO per diluted Share and Common OP Unit is a non-GAAP measure. Refer to page 51 of the Company’s Form 10-K as filed with the SEC for the fiscal year ended December 31, 2022 for a reconciliation of net income to FFO per Share.

Company Selected Measure Name	FFO per diluted Share and Common OP Unit
Named Executive Officers, Footnote [Text Block]

Year	PEO	Non-PEO NEOs
2022	Kenneth F. Bernstein	John Gottfried, Joseph Napolitano and Jason Blacksberg
2021	Kenneth F. Bernstein	Christopher Conlon (Former EVP and COO), John Gottfried, Joseph Napolitano and Jason Blacksberg
2020	Kenneth F. Bernstein	Christopher Conlon (Former EVP and COO), John Gottfried, Joseph Napolitano and Jason Blacksberg

PEO Total Compensation Amount	$ 6,154,074	$ 5,645,279	$ 5,205,726
PEO Actually Paid Compensation Amount	$ (678,531)	7,758,936	(1,637,364)
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(5,294,636)	$(4,936,291)	$(4,496,888)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,878,642	6,018,436	2,275,170
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(4,015,377)	1,500,423	(3,172,811)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	50,948	42,518	(37,923)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(452,182)	(511,429)	(1,410,638)
Total Adjustments	$(6,832,605)	$2,113,657	$(6,843,090)

Non-PEO NEO Average Total Compensation Amount	$ 1,988,854	1,881,322	1,597,173
Non-PEO NEO Average Compensation Actually Paid Amount	$ 462,800	2,363,694	206,492
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2022	2021	2020

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,402,758)	$(1,331,090)	$(998,558)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	804,115	1,572,975	503,250
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(849,607)	328,809	(637,063)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	10,305	7,689	(6,480)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(88,110)	(96,011)	(251,829)
Total Adjustments	$(1,526,055)	$482,372	$(1,390,681)

(a)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable FY is inclusive of Elective LTIP Units under the Company’s Bonus Exchange Program
(b)
For performance-based LTIP Units, fair value reflects the achievement based on actual performance of the Company and indices through each fiscal year end as well as future performance of the Company and indices calculated through Monte Carlo simulation analyses by an independent 3rd party, multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.
(c)
For the time-based LTIP units, fair value reflects stock price at the end of each fiscal year multiplied by an illiquidity discount due to their post-vesting restrictions and a discount for book-up risk, where applicable.

The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

Tabular List [Table Text Block]

The follow table reflects the financial measures that we have determined represent the most important financial measures used to link compensation actually paid to performance for 2022:

Most Import Financial Measures for 2022
FFO per diluted Share and Common OP Unit
Core Portfolio Occupancy
Leverage – Net Core Debt/EBITDA
Acquisition Activity
Relative TSR vs. Nareit Equity Shopping Center Index
Relative TSR vs. Nareit Equity Retail Index

Total Shareholder Return Amount	$ 61.04	88.66	56.01
Peer Group Total Shareholder Return Amount	104.46	119.43	72.36
Net Income (Loss)	$ (65,251,000)	$ 26,123,000	$ (65,718,000)
Company Selected Measure Amount | $ / shares	1.02	1.26	1.24
PEO Name	Kenneth F. Bernstein	Kenneth F. Bernstein	Kenneth F. Bernstein
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFO per diluted Share and Common OP Unit
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core Portfolio Occupancy
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Leverage – Net Core Debt/EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Acquisition Activity
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR vs. Nareit Equity Shopping Center Index
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR vs. Nareit Equity Retail Index
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	Relationship between Compensation Actually Paid and Financial Measures
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,832,605)	$ 2,113,657	$ (6,843,090)
PEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,294,636)	(4,936,291)	(4,496,888)
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,878,642	6,018,436	2,275,170
PEO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,015,377)	1,500,423	(3,172,811)
PEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,948	42,518	(37,923)
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(452,182)	(511,429)	(1,410,638)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,526,055)	482,372	(1,390,681)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,402,758)	(1,331,090)	(998,558)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	804,115	1,572,975	503,250
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(849,607)	328,809	(637,063)
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,305	7,689	(6,480)
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (88,110)	$ (96,011)	$ (251,829)